Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Prepaid expenses and other current assets [Abstract]
Guarantee loan to employees related to exercise of share options	$ 29,188	[1]	$ 753	[1]
Receivables of exercise cost share options	301	[2]	4,907	[2]
Prepaid principal for investments	10,534	[3]	1,003	[3]
Advance to suppliers	9,804		4,205
Deductible VAT Input	9,650		7,895
Prepaid marketing promotion fee	7,034		515
Interest receivable	3,219		1,086
Advance related to employees	2,146		1,011
Others	8,662		5,427
Total	$ 80,538		$ 26,802

[1]	Amount represents the individual income tax paid by the Group on behalf of employees associated with the options and nonvested shares granted by the Company. Such receivable is secured by share options or nonvested shares held by the employees, and will be repaid to the Company when the options are exercised and related ordinary shares are sold.
[2]	Amount represents the exercise cost to be received by the Group from a trading institution after the Group's employees exercised their stock options through such institution.
[3]	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.